Accounts payables and accrued liabilities (Details) - CAD ($) $ in Millions	Apr. 02, 2023	Apr. 03, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 60.1	$ 63.9
Accrued liabilities	82.4	67.0
Employee benefits	21.9	26.5
Derivative financial instruments	3.3	10.4
ASPP liability (note 18)	20.0	0.0
Other payables	7.9	8.4
Accounts payable and accrued liabilities	$ 195.6	$ 176.2